SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Intangible assets and Others (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Impairment of long-lived assets
Impairment of the Group's long-lived assets	¥ 0	¥ 0	¥ 0
Long-term investments
Long-term investments		11,140		$ 20	¥ 140
Impairment on long-term investments	¥ 11,000	0	¥ 0
Equity method investments
Long-term investments
Long-term investments		¥ 11,140			¥ 140